Taxation (Reconciliation of Differences between Statutory Tax Rate and Effective Tax Rate) (Details)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
TAXATION [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of Beijing Wangpin's HNTE tax holiday	(10.10%)	(10.60%)	(11.90%)
Tax effect of tax-exempt entity	1.40%	1.20%	1.10%
Permanent book-tax differences
Non-deductible share-based compensation expenses	0.70%	1.70%	3.20%
Tax incentives relating to research and development expenditures	(4.60%)	(2.10%)	(0.70%)
Other non-deductible expenses	2.40%	0.90%	3.80%
Other permanent differences	0.50%	0.70%	0.60%
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs	1.80%	1.30%	1.30%
Changes in valuation allowance	(0.10%)	(0.50%)	(1.30%)
Effective tax rate	17.00%	17.60%	21.10%